Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period		$ 54	$ 339	$ 1,598
Charged/(credited) to income		(20)	(291)	(1,304)
Charged to other accounts		0	0	0
Deductions from reserve	[1]	0	(6)	(45)
Balance at end of period		34	54	339
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period		3,931	4,674	4,473
Charged/(credited) to income		1,064	(743)	201
Charged to other accounts		0	0	0
Deductions from reserve		0	0	0
Balance at end of period		$ 4,995	$ 3,931	$ 4,674

[1]	Accounts written off, net of recoveries.